UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Annual Report

August 31, 2023

Adasina Social Justice All Cap Global ETF

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Summary	3
Portfolio Allocation	4
Portfolio Diversification	4
Schedule of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28
Expense Example	29
Statement Regarding Liquidity Risk Management Program	30
Trustees and Executive Officers	31
Additional Information	33

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Adasina Social Justice All Cap Global ETF

Dear Shareholders,

In December 2023, we will celebrate the third anniversary of the Adasina Social Justice All Cap Global ETF (the “Fund”), a highly diversified, global, all-cap, core public equities strategy, that allows investors to align their investment portfolios with social justice values. The Fund uses community-sourced impact data to set objective standards and criteria for investors to evaluate how publicly-traded companies participate in racial, gender, economic, and climate injustice.

The Fund is actively-managed and seeks to invest its assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”). The Index is designed to support progressive movements for change and includes a global universe of public companies whose practices are in alignment with social justice values. In addition to the metrics traditionally considered for environmental, social, and governance (“ESG”) investing, the Fund screens companies based on the Adasina Social Justice Investment Criteria.

Fund Updates

In 2023 the Fund’s visibility and asset inflows have continued to grow. We are pleased to share updates on the performance and trajectory of the Fund as we look into 2024 and beyond. The information presented in this report relates to the performance period beginning September 1, 2022 and ending August 31, 2023 (the “Current Fiscal Year”).

Over a trailing 1-year period, the Fund generated a total return of 10.99% (NAV) and 10.82% (Market). This compares to the 13.02% total return of the Index, and the 13.81% total return of the Dow Jones Global Index, for the same period. Deviations between market price and NAV are often largely driven by the amount and timing of trading volume on any given day and, as such, there may be deviations in the short term based on that factor alone. However, with its track record steadily growing, we believe the Fund will maintain a robust daily volume and its market price and NAV will converge over longer time periods. We expect some level of deviation regardless of trading volume given that the Fund holds significant foreign securities, whose markets are closed when the NAV is calculated domestically each day.

From a Global Industry Classification Standard (“GICS”) sector perspective, based on performance attribution to the Fund’s overall portfolio, the Industrials, Information Technology, and Financials sectors were the leading contributors while the Materials, Communication Services, and Utilities sectors were the leading detractors for the Current Fiscal Year. Further, reviewing individual stocks based on performance attribution to the Fund’s overall portfolio, leading contributors included Merck & Co., Inc., Xylem Inc, and Graco Inc. Conversely, the leading detractors included First Republic Bank, International Flavors & Fragrances, and Sirius XM Holdings Inc.

Opportunities Ahead

As we move into the new fiscal year, we are excited to see continued growth of the Fund, and to capitalize on the imminent three-year track record date, a significant milestone.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”), the Fund’s investment sub-adviser, and the Fund have received extensive press engagement and coverage, which can be seen on the Fund’s website. In addition, we have also passed due diligence processes with several prominent investment platforms and have seen an increase in the Fund’s inclusion in small and mid-sized RIA end-client models. We the Fund may experience further growth of the Fund assets as we enter the new year, building on the strong momentum established since inception.

Beyond the Fund, Adasina also continues our larger strategy for social change. To achieve lasting social change, we know social justice investing must extend to the wider financial ecosystem. Adasina aims to make change by strongly advocating within the impact investing space and mobilizing other investors to join us in using their own voices to advance movements for racial, gender, economic, and climate justice.

We thank you for the assets you have entrusted with us and we deeply value our relationship. For any questions about the Fund please contact your financial advisor or one of our shareholder associates at (833) 743-0080. You may also visit our website at www.adasinaetf.com or reach us via email at invest@adasina.com.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the Fund’s prospectus. The Fund’s prospectus may be obtained by clicking https://www.adasinaetf.com. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

A fund’s net asset value (“NAV”) per share is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

2

Adasina Social Justice All Cap Global ETF

As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price sometimes may be higher or lower than the NAV. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV. Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets.

The Dow Jones Global Index aims to provide 95% market capitalization coverage of stocks globally, including developed and emerging regions.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

3

Adasina Social Justice All Cap Global ETF

PERFORMANCE SUMMARY (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/8/20
2/28/21
4/30/21
6/30/21
8/31/21
10/31/21
12/31/21
2/28/22
4/30/22
6/30/22
8/31/22
10/31/22
12/31/22
2/28/23
4/30/23
6/30/23
8/31/23
Adasina Social Justice All Cap Global ETF - NAV
Adasina Social Justice All Cap Global ETF - Market
Adasina Social Justice Index
Dow Jones Global Index

Total Returns for the periods ended August 31, 2023:	1 Year	Since Inception (12/8/2020) (Annualized)	Ending Value (8/31/2023)
Adasina Social Justice All Cap Global ETF - NAV	10.99%	3.47%	$ 10,977
Adasina Social Justice All Cap Global ETF - Market	10.82%	3.53%	10,992
Adasina Social Justice Index(1)	13.02%	5.08%	11,449
Dow Jones Global Index	13.81%	4.58%	11,299

(1) The Fund is an actively-managed exchange-traded fund that seeks to invest its assets to achieve returns similar to those of the Adasina Social Justice Index.

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 743-0080. The Fund’s expense ratio is 0.89% (as of the Fund’s most recently filed Prospectus).

4

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at August 31, 2023 (Unaudited)

Sector/Security Type	% of Total Net Assets
Consumer, Non-cyclical	22.7%
Financial	21.6
Technology	16.8
Industrial	15.1
Communications	13.0
Consumer, Cyclical	6.9
Utilities	2.4
Basic Materials	0.9
Energy	0.3
Cash & Cash Equivalents(1)	0.3
Total	100.0%

PORTFOLIO DIVERSIFICATION at August 31, 2023 (Unaudited)

Country	% of Total Net Assets
United States	59.0%
Japan	6.7
Canada	5.1
Britain	4.9
Netherlands	2.9
China	2.4
Australia	2.1
Germany	2.1
Hong Kong	1.4
France	1.4
Spain	1.3
Thailand	1.3
Brazil	1.1
Malaysia	1.0
Switzerland	1.0
Mexico	0.9
Bermuda	0.7
Finland	0.6
Indonesia	0.6
Sweden	0.6
South Korea	0.6

5

Adasina Social Justice All Cap Global ETF

Country	% of Total Net Assets
Italy	0.4%
Belgium	0.3
Norway	0.3
Ireland	0.3
Peru	0.3
Denmark	0.2
New Zealand	0.2
South Africa	0.1
Cash & Cash Equivalents(1)	0.1
Luxembourg	0.1
Chile	0.0	(2)
Puerto Rico	0.0	(2)
Poland	0.0	(2)
Jordan	0.0	(2)
Austria	0.0	(2)
Philippines	0.0	(2)
Greece	0.0	(2)
Jersey	0.0	(2)
Total	100.0%

(1)Represents cash, short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

(2)Does not round to 0.1% or (0.1)%, as applicable.

PORTFOLIO DIVERSIFICATION at August 31, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023

	Shares	Value
Common Stocks – 99.7%
Advertising – 0.9%
DKSH Holding AG	748	$57,249
Stroeer SE & Co. KGaA	1,695	77,156
The Interpublic Group of Company, Inc.(1)	34,897	1,137,991
		1,272,396
Apparel – 0.3%
Gildan Activewear, Inc.	4,610	137,317
Grendene SA	18,538	25,162
On Holding AG - Class A(2)	6,405	184,656
		347,135
Auto Manufacturers – 0.3%
Great Wall Motor Co. Ltd. - H Shares	289,471	343,301
Isuzu Motors Ltd.	4,273	54,885
		398,186
Auto Parts & Equipment – 0.7%
Denso Corp.	6,498	444,507
Dorman Products, Inc.(2)	327	26,981
Fox Factory Holding Corp.(1)(2)	626	69,367
Methode Electronics, Inc.	2,359	76,078
Sumitomo Electric Industries Ltd.	22,686	278,228
Valeo SE	1,989	38,858
Visteon Corp.(2)	299	41,641
		975,660
Banks – 3.2%
1st Source Corp.	1,308	58,455
Associated Banc-Corp(1)	1,818	31,506
Bank Central Asia Tbk PT	330,541	199,128
BDO Unibank, Inc.	18,647	45,877
BOC Hong Kong Holdings Ltd.	161,438	448,796
Banque Cantonale Vaudoise	546	59,221
Canadian Western Bank	6,784	131,824
Cembra Money Bank AG	365	26,654
Community Bank System, Inc.	545	25,915
Computershare Ltd.	4,606	75,114
Credicorp Ltd.	3,087	436,594
Cullen/Frost Bankers, Inc.(1)	268	25,334
FinecoBank Banca Fineco SpA	4,209	57,834
First Interstate BancSystem, Inc.	1,221	31,636
Glacier Bancorp, Inc.(1)	934	28,216
Grupo Financiero Inbursa SAB de CV(2)	72,161	163,771
Hang Seng Bank Ltd.	31,154	397,284
Hong Leong Bank Bhd(2)	15,112	65,008
Laurentian Bank of Canada	5,224	141,899
Malayan Banking Bhd	610,974	1,199,563

	Shares	Value
Banks – 3.2% (Continued)
NBT Bancorp, Inc.	1,608	$55,347
NU Holdings Ltd/Cayman Islands - Class A(2)	11,997	82,179
Prosperity Bancshares, Inc.(1)	1,142	64,877
S&T Bancorp, Inc.	2,492	70,598
Sandy Spring Bancorp, Inc.	1,924	42,790
SCB X PCL	13,742	46,307
SouthState Corp.(1)	498	36,005
SpareBank 1 SR-Bank ASA	3,860	46,703
Triumph Financial, Inc.(2)	949	60,954
Valiant Holding AG	312	33,523
Valley National Bancorp(1)	3,665	33,645
Washington Trust Bancorp, Inc.	1,591	44,548
Webster Financial Corp.(1)	1,728	73,284
Westamerica BanCorp(1)	1,426	62,787
Woori Financial Group, Inc.	5,193	46,793
		4,449,969
Beverages – 0.7%
Asahi Group Holdings Ltd.	3,056	119,146
Becle SAB de CV	13,783	37,684
Cia Cervecerias Unidas SA	3,393	24,957
JDE Peet’s NV	10,037	279,750
Remy Cointreau SA	387	60,043
Tsingtao Brewery Company Limited	57,898	482,499
Uni-President China Holdings Ltd.	36,564	27,044
		1,031,123
Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc.(1)(2)	730	144,409
Argenx SE(2)	102	51,456
Bachem Holding AG	254	23,768
BeiGene Ltd. - H Shares(2)	5,216	84,608
BioMarin Pharmaceutical, Inc.(2)	5,494	502,042
Genmab A/S(2)	102	39,214
Horizon Therapeutics PLC(1)(2)	2,026	228,411
Illumina, Inc.(1)(2)	1,957	323,336
Innoviva, Inc.(2)	2,986	38,071
Ligand Pharmaceuticals, Inc.(2)	381	25,058
Omniab, Inc. - $12.50 Earnout(2)(5)	119	—
Omniab, Inc. - $15.00 Earnout(2)(5)	119	—
Recursion Pharmaceuticals, Inc. - Class A(2)	3,125	27,188
REGENXBIO, Inc.(2)	1,613	28,550
Rocket Pharmaceuticals, Inc.(2)	1,296	20,282
Royalty Pharma PLC - Class A	10,524	313,826
Sarepta Therapeutics, Inc.(2)	632	76,478
Xencor, Inc.(2)	1,688	37,102
Xenon Pharmaceuticals, Inc.(2)	692	26,974
		1,990,773

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

	Shares	Value
Building Materials – 1.5%
Armstrong World Industries, Inc.	1,289	$98,725
Boise Cascade Co.	931	101,823
Fletcher Building Ltd.	17,820	51,251
Gibraltar Industries, Inc.(2)	2,243	168,292
JELD-WEN Holding, Inc.(2)	4,115	62,054
Lennox International, Inc.(1)	3,225	1,215,212
Simpson Manufacturing Co., Inc.	678	108,317
The AZEK Co., Inc. - Class A(2)	2,886	98,153
TOTO Ltd.	1,097	30,103
Trex Co., Inc.(1)(2)	1,946	138,886
		2,072,816
Chemicals – 0.8%
Aica Kogyo Co. Ltd.	1,554	36,879
Asahi Kasei Corp.	36,302	234,840
Axalta Coating Systems Ltd.(2)	6,456	182,705
DIC Corp.	1,821	31,414
HB Fuller Co.	3,511	254,653
Kansai Paint Co. Ltd.	2,614	42,895
Nippon Paint Holdings Co. Ltd.	10,736	83,036
Nitto Denko Corp.	1,815	124,034
Quaker Chemical Corp.	492	87,320
TKG Huchems Co., Ltd.	1,800	30,164
Wacker Chemie AG	491	72,529
		1,180,469
Commercial Services – 7.7%
ADT, Inc.(1)	11,757	75,480
Adyen NV(2)	24	20,122
Amadeus IT Group SA	6,402	439,835
ASGN, Inc.(2)	1,162	95,470
Automatic Data Processing, Inc.	13,522	3,442,836
Block, Inc. - Class A(2)	4,012	231,292
Boyd Group Services, Inc.	375	67,544
Brambles Ltd.	136,508	1,323,492
CorVel Corp.(2)	136	29,437
Deluxe Corp.	3,181	64,320
Dun & Bradstreet Holdings, Inc.	5,412	58,991
Element Fleet Management Corp.	7,175	110,148
Elis SA	1,536	29,408
Euronet Worldwide, Inc.(2)	600	52,416
EVERTEC, Inc.	1,174	46,455
Forrester Research, Inc.(2)	2,293	70,235
Gartner, Inc.(2)	3,860	1,349,765
Green Dot Corp.(2)	5,216	77,405
Hangzhou Tigermed Consulting Co. Ltd. - H Shares	14,685	80,057
Hays PLC	49,679	67,421
Huron Consulting Group, Inc.(2)	1,042	104,148

	Shares	Value
Commercial Services – 7.7% (Continued)
Insperity, Inc.	662	$67,081
ISS A/S	2,559	45,538
Korn Ferry	1,686	85,952
Localiza Rent a Car SA	3,059	39,123
MarketAxess Holdings, Inc.	470	113,237
Medifast, Inc.(1)	666	56,170
Moody’s Corp.	3,271	1,101,673
Nexi SpA(2)	8,079	58,153
Promotora y Operadora de Infraestructura SAB de CV	4,203	40,660
Recruit Holdings Co. Ltd.	3,700	132,665
Robert Half, Inc.	2,172	160,641
TravelSky Technology Ltd.	17,108	30,674
TriNet Group, Inc.(1)(2)	453	50,251
United Rentals, Inc.	1,985	945,932
WEX, Inc.(2)	404	79,257
WillScot Mobile Mini Holdings Corp.(2)	920	37,738
		10,881,022
Computers – 2.2%
BlackBerry Ltd.(2)	5,114	28,500
Bytes Technology Group PLC	9,936	61,114
Computacenter PLC	1,990	54,972
Crayon Group Holding ASA(2)	3,127	25,340
ExlService Holdings, Inc.(1)(2)	1,800	52,614
Genpact Ltd.	3,831	143,011
Insight Enterprises, Inc.(2)	197	31,538
Kontron AG	1,323	28,862
Logitech International SA	5,125	355,457
NetApp, Inc.	25,214	1,933,914
Nomura Research Institute Ltd.	2,007	57,693
Otsuka Corp.	872	38,903
Pure Storage, Inc.(2)	2,336	85,474
Qualys, Inc.(2)	319	49,652
Rapid7, Inc.(2)	568	28,622
Softcat PLC	1,621	30,893
Tenable Holdings, Inc.(2)	943	42,784
TietoEVRY Oyj	3,485	85,408
Varonis Systems, Inc.(2)	1,032	32,952
		3,167,703
Cosmetics & Personal Care – 0.5%
Amorepacific Corp.	315	31,911
Haleon PLC	93,729	383,030
Lion Corp.	3,412	37,159
L’Occitane International SA	11,426	40,507
Pola Orbis Holdings, Inc.	2,391	30,884
Unicharm Corp.	4,030	160,884
		684,375

Adasina Social Justice All Cap Global ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

	Shares	Value
Distribution & Wholesale – 1.3%
H&E Equipment Services, Inc.	1,487	$67,391
Inchcape PLC	4,260	41,214
OPENLANE, Inc.(2)	5,815	90,772
Pool Corp.(1)	1,752	640,531
ScanSource, Inc.(2)	2,933	96,144
Sendas Distribuidora S/A	13,069	30,594
Watsco, Inc.(1)	1,968	717,435
WESCO International, Inc.	486	78,659
		1,762,740
Diversified Financial Services – 7.6%
Affiliated Managers Group, Inc.	1,170	156,792
Air Lease Corp.	3,872	157,823
Anima Holding SpA	21,754	89,721
Artisan Partners Asset Management, Inc. - Class A(1)	3,793	145,727
Avanza Bank Holding AB	1,276	24,704
Azimut Holding SpA	5,344	124,007
Bolsa Mexicana de Valores SAB de CV	26,170	53,050
Brightsphere Investment Group, Inc.	4,374	90,585
CBOE Global Markets, Inc.	5,017	751,095
Euronext NV	602	43,548
First National Financial Corp.	3,785	104,630
Focus Financial Partners, Inc. - Class A(2)	1,731	91,743
GF Securities Co. Ltd. - H Shares	240,309	343,222
Huatai Securities Co. Ltd.	353,866	465,699
IG Group Holdings PLC	4,807	41,207
IGM Financial, Inc.	9,250	263,358
Mastercard, Inc. - Class A	7,510	3,098,926
McMillan Shakespeare Ltd.	2,671	30,809
Mitsubishi HC Capital, Inc.	12,128	78,882
Nasdaq, Inc.	22,842	1,198,748
Ninety One PLC	20,293	44,049
Nordnet AB publ	1,849	23,995
Pagseguro Digital Ltd. - Class A(2)	2,436	21,875
Piper Sandler Cos.	210	31,286
Radian Group, Inc.(1)	3,742	101,333
Rathbones Group PLC	1,112	24,828
TMX Group Ltd.	8,890	196,468
Virtus Investment Partners, Inc.	539	111,627
Visa, Inc. - Class A(1)	11,738	2,883,792
		10,793,529
Electric – 2.1%
Auren Energia SA	36,500	101,738
Hydro One Ltd.	103,920	2,697,565
Innergex Renewable Energy, Inc.	14,385	137,051
		2,936,354

	Shares	Value
Electrical Components & Equipment – 0.3%
Belden, Inc.	768	$72,115
Encore Wire Corp.(1)	576	94,930
EnerSys	1,920	201,562
Novanta, Inc.(2)	404	67,460
		436,067
Electronics – 3.7%
Allegion plc	1,414	160,927
Avnet, Inc.	3,065	155,549
Celestica, Inc. - SVS(2)	6,317	147,075
Delta Electronics Thailand PCL	14,630	45,330
dormakaba Holding AG	117	61,398
Fortive Corp.(1)	39,094	3,082,562
Ibiden Co. Ltd.	807	48,735
Mettler-Toledo International, Inc.(2)	826	1,002,335
MINEBEA MITSUMI, Inc.	2,474	42,067
National Instruments Corp.	931	55,488
NIDEC Corp.	4,252	222,903
nVent Electric PLC	1,543	87,241
Sesa SpA	475	55,730
Shimadzu Corp.	1,605	47,251
		5,214,591
Energy – Alternate Sources – 0.3%
Corp ACCIONA Energias Renovables SA	6,885	205,049
Encavis AG	6,032	92,736
Neoen SA	4,012	120,792
Solaria Energia y Medio Ambiente SA(2)	3,810	56,818
		475,395
Engineering & Construction – 1.1%
Bilfinger SE	1,125	39,073
Cellnex Telecom SA	8,241	315,737
Comfort Systems USA, Inc.	363	66,999
Dayamitra Telekomunikasi PT	1,107,455	54,537
Dycom Industries, Inc.(1)(2)	521	52,064
Eiffage SA	5,986	593,298
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	2,585	30,370
Grupo Aeroportuario del Sureste SAB de CV - Series B	1,912	52,725
Kajima Corp.	3,383	56,548
Sarana Menara Nusantara Tbk PT	614,571	41,563
Shimizu Corp.	5,383	36,224
Stantec, Inc.	2,781	185,530
TopBuild Corp.(2)	398	115,452
		1,640,120
Entertainment – 0.8%
Betsson AB	2,619	29,333
Caesars Entertainment, Inc.(2)	3,410	188,437

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	9

	Shares	Value
Entertainment – 0.8% (Continued)
CTS Eventim AG & Co. KGaA	795	$49,614
Flutter Entertainment PLC(2)	1,528	279,008
HYBE Co. Ltd.(2)	225	42,983
International Game Technology PLC	3,305	105,826
La Francaise des Jeux SAEM	1,384	50,171
Light & Wonder, Inc.(1)(2)	1,562	119,758
MultiChoice Group	11,157	46,125
OPAP SA	1,584	26,785
The Lottery Corp. Ltd.	33,729	110,097
Universal Music Group NV	5,418	134,603
		1,182,740
Environmental Control – 0.1%
Pentair PLC	2,656	186,611

Food – 0.8%
Aryzta AG(2)	16,432	27,366
Axfood AB - Class B	2,538	61,353
Calbee, Inc.	2,530	50,492
Cloetta AB - B Shares	15,501	26,147
Dino Polska SA(2)	272	25,007
Ezaki Glico Co. Ltd.	1,247	32,908
Grocery Outlet Holding Corp.(1)(2)	2,072	63,921
Grupo Comercial Chedraui SA de CV	5,203	29,542
Kesko Oyj	6,492	126,971
Kewpie Corp.	3,114	51,902
Kikkoman Corp.	838	48,501
Lancaster Colony Corp.	273	45,097
Nichirei Corp.	1,543	36,523
Nippn Corp.	2,603	37,011
Nissin Foods Holdings Co. Ltd.	782	68,325
Nomad Foods Ltd.(2)	3,190	58,505
The a2 Milk Co. Ltd.(2)	7,822	23,288
US Foods Holding Corp.(1)(2)	3,881	156,909
Yakult Honsha Co. Ltd.	3,373	176,869
		1,146,637
Forest Products & Paper – 0.1%
Billerud Aktiebolag	5,192	42,485
Cascades, Inc.	8,441	79,297
		121,782
Hand & Machine Tools – 0.2%
Enerpac Tool Group Corp.	3,569	93,508
MSA Safety, Inc.(1)	822	150,163
		243,671
Healthcare – Products – 5.9%
10X Genomics, Inc. - Class A(2)	763	39,562
Align Technology, Inc.(1)(2)	1,314	486,364
Asahi Intecc Co. Ltd.	1,743	35,522

	Shares	Value
Healthcare – Products – 5.9% (Continued)
Bio-Techne Corp.	3,146	$246,646
Carl Zeiss Meditec AG	1,083	107,811
China Medical System Holdings Ltd.	21,974	31,721
Cochlear Ltd.	490	86,157
CONMED Corp.	558	62,195
Danaher Corp.	6,505	1,723,825
Demant A/S(2)	1,049	43,033
Embecta Corp.	979	17,945
Enovis Corp.(2)	1,534	85,965
Envista Holdings Corp.(2)	2,972	95,163
Glaukos Corp.(2)	1,477	110,982
Haemonetics Corp.(1)(2)	656	58,863
Inspire Medical Systems, Inc.(1)(2)	140	31,763
Insulet Corp.(2)	1,067	204,555
Integer Holdings Corp.(1)(2)	495	42,228
Intuitive Surgical, Inc.(2)	3,112	973,060
Koninklijke Philips NV(2)	8,320	187,827
Lantheus Holdings, Inc.(1)(2)	460	31,482
Masimo Corp.(1)(2)	580	66,282
Merit Medical Systems, Inc.(2)	819	53,464
Nevro Corp.(2)	1,733	34,729
Novocure Ltd.(2)	985	21,729
NuVasive, Inc.(2)	1,937	76,996
QIAGEN NV(2)	8,126	369,652
Shockwave Medical, Inc.(2)	440	96,972
Smith & Nephew PLC	24,825	336,591
Straumann Holding AG	1,176	178,414
Sysmex Corp.	758	40,356
Tandem Diabetes Care, Inc.(1)(2)	1,552	42,463
Tecan Group AG	121	48,359
The Cooper Companies, Inc.	2,716	1,004,893
Varex Imaging Corp.(2)	3,050	59,993
Waters Corp.(1)(2)	2,746	771,077
West Pharmaceutical Services, Inc.	1,303	530,191
		8,434,830
Healthcare – Services – 1.4%
Bangkok Dusit Medical Services PCL	620,901	496,473
BioMerieux	397	41,193
Bumrungrad Hospital PCL	6,232	46,094
Eurofins Scientific SE	1,029	63,481
H.U. Group Holdings, Inc.	1,733	31,402
HealthEquity, Inc.(1)(2)	609	41,138
Hygeia Healthcare Holdings Co. Ltd.	5,317	26,884
Medpace Holdings, Inc.(2)	323	87,297
Ramsay Health Care Ltd.	3,930	130,954
Rede D’Or Sao Luiz SA	17,779	102,703
Sonic Healthcare Ltd.	17,424	362,915
Syneos Health, Inc.(2)	1,536	65,633

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

10	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Services – 1.4% (Continued)
Synlab AG	1,936	$19,836
The Ensign Group, Inc.	958	96,011
WuXi AppTec Co. Ltd. - H Shares	30,163	330,411
		1,942,425
Home Builders – 0.5%
Haseko Corp.	2,867	35,625
Installed Building Products, Inc.(1)	509	73,667
LCI Industries(1)	494	61,888
MDC Holdings, Inc.(1)	2,337	110,891
Sekisui House Ltd.	17,072	348,335
Toll Brothers, Inc.(1)	1,798	147,310
		777,716
Home Furnishings – 0.2%
Dolby Laboratories, Inc. - Class A	2,129	179,837
Sonos, Inc.(2)	6,378	87,889
Xperi, Inc.(2)	2,289	27,010
		294,736
Household Products & Wares – 0.7%
Reckitt Benckiser Group PLC	14,208	1,026,572

Insurance – 9.7%
Aflac, Inc.(1)	32,609	2,431,653
Ageas SA/NV(2)	946	37,661
AIA Group Ltd.	46,889	425,734
American Equity Investment Life Holding Co.	677	36,341
Aon PLC	4,117	1,372,567
Arch Capital Group Ltd.(2)	10,689	821,557
ASR Nederland NV	626	27,429
AUB Group Ltd.	1,633	32,606
Baloise Holding AG	512	80,111
BB Seguridade Participacoes SA	75,821	466,631
Beazley PLC	5,459	37,769
Brighthouse Financial, Inc.(2)	1,674	83,131
Brown & Brown, Inc.	12,869	953,593
Cincinnati Financial Corp.	6,725	711,438
CNO Financial Group, Inc.	2,482	58,079
Dai-ichi Life Holdings, Inc.	2,882	53,677
DB Insurance Co. Ltd.	620	38,323
Definity Financial Corp.	2,516	69,141
Employers Holdings, Inc.	2,380	93,367
Essent Group Ltd.	3,361	168,789
Gjensidige Forsikring ASA	7,447	115,866
Horace Mann Educators Corp.	2,212	63,396
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	28,837
iA Financial Corp, Inc.	1,681	105,324
Insurance Australia Group Ltd.	24,035	90,596

	Shares	Value
Insurance – 9.7% (Continued)
Intact Financial Corp.	8,528	$1,200,772
Jackson Financial, Inc.	1,948	73,245
Japan Post Holdings Co. Ltd.	7,042	54,030
Lancashire Holdings Ltd.	3,526	25,579
Lincoln National Corp.	3,571	91,632
MGIC Investment Corp.	9,840	172,987
nib holdings Ltd/Australia	12,038	64,866
NMI Holdings, Inc.(2)	4,010	114,766
Odontoprev SA	19,567	40,707
Phoenix Group Holdings PLC	17,560	115,929
ProAssurance Corp.	5,208	92,077
Prudential PLC	18,327	224,382
Reinsurance Group of America, Inc.	383	53,092
RenaissanceRe Holdings Ltd.	280	52,609
Ryan Specialty Holdings, Inc. - Class A(1)(2)	3,295	160,631
Safety Insurance Group, Inc.	1,371	94,421
Sampo Oyj - A Shares	3,811	167,643
Selective Insurance Group, Inc.(1)	411	40,775
SiriusPoint Ltd.(2)	4,403	48,697
Steadfast Group Ltd.	13,913	50,821
Storebrand ASA	14,230	114,245
Suncorp Group Ltd.	15,580	137,532
Talanx AG	1,312	88,358
The Hanover Insurance Group, Inc.	479	51,119
The Progressive Corp.	8,881	1,185,347
Tryg A/S	1,770	33,831
Unipol Gruppo SpA	8,070	45,055
UnipolSai Assicurazioni SpA	22,477	56,939
Willis Towers Watson PLC	3,397	702,364
		13,758,067
Internet – 4.0%
Auto Trader Group PLC	14,776	113,539
Autohome, Inc. - ADR	947	27,368
carsales.com Ltd.	2,658	49,475
CDW Corp.	8,017	1,692,790
China Literature Ltd.(2)	8,189	32,895
CyberAgent, Inc.	4,765	30,373
Delivery Hero SE(2)	4,512	165,155
Just Eat Takeaway.com NV(2)	1,695	23,919
M3, Inc.	1,466	29,237
Magnite, Inc.(2)	2,311	19,066
Moneysupermarket.com Group PLC	8,724	27,460
MonotaRO Co. Ltd.	3,641	43,066
NAVER Corp.	2,130	345,667
NCSoft Corp.	141	26,829
Palo Alto Networks, Inc.(1)(2)	3,549	863,472
Perficient, Inc.(2)	705	44,972
Q2 Holdings, Inc.(1)(2)	2,215	76,218
Rightmove PLC	13,984	99,231

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	11

	Shares	Value
Internet – 4.0% (Continued)
Scout24 SE	1,071	$73,953
SEEK Ltd.	4,279	64,045
TechTarget, Inc.(2)	1,512	43,470
VeriSign, Inc.(2)	7,714	1,602,892
Z Holdings Corp.	19,790	59,512
Ziff Davis, Inc.(1)(2)	1,452	96,776
		5,651,380
Investment Companies – 0.1%
Groupe Bruxelles Lambert NV	516	41,645
Kinnevik AB(2)	2,863	33,716
Sofina SA	189	42,585
		117,946
Leisure Time – 0.1%
Shimano, Inc.	317	46,597
Yamaha Corp.	822	25,402
YETI Holdings, Inc.(2)	2,375	118,631
		190,630
Machinery – Diversified – 5.2%
Beijer Ref AB - Class A	1,807	20,760
Chart Industries, Inc.(1)(2)	239	43,159
Cognex Corp.	1,948	91,712
Daifuku Co. Ltd.	1,626	30,083
Esab Corp.	687	49,581
FANUC Corp.	9,404	268,261
Graco, Inc.(1)	30,855	2,435,694
Husqvarna AB	5,399	46,595
Interpump Group SpA	978	49,624
KION Group AG	1,151	46,097
Kone Oyj - B Shares	7,617	347,219
Omron Corp.	811	39,206
Tennant Co.	1,282	105,675
The Toro Co.	11,496	1,176,271
WEG SA	70,764	511,547
Xylem, Inc.(1)	19,939	2,064,484
Yaskawa Electric Corp.	1,748	68,690
		7,394,658
Media – 2.4%
Cable One, Inc.	103	67,009
Cogeco Communications, Inc.	1,704	84,007
FactSet Research Systems, Inc.(1)	1,201	524,128
Informa PLC	67,786	627,723
ITV PLC	68,575	61,522
Schibsted ASA	2,958	62,985
Sirius XM Holdings, Inc.(1)	209,420	921,448
The New York Times Co. - Class A(1)	2,588	114,571
Wolters Kluwer NV	8,009	966,615
		3,430,008

	Shares	Value
Metal Fabricate & Hardware – 0.4%
AZZ, Inc.	2,307	$113,274
Helios Technologies, Inc.	2,068	119,696
MISUMI Group, Inc.	2,171	37,929
Mueller Industries, Inc.(1)	542	41,821
Proto Labs, Inc.(2)	1,893	55,843
VAT Group AG	460	184,573
		553,136
Miscellaneous Manufacturers – 1.2%
Carlisle Cos., Inc.	4,912	1,291,954
Fabrinet(2)	352	56,591
Federal Signal Corp.	1,018	62,047
Hillenbrand, Inc.	1,676	81,186
Indutrade AB	2,633	50,665
JSR Corp.	2,666	74,531
Stadler Rail AG	1,412	57,455
		1,674,429
Packaging & Containers – 0.5%
AptarGroup, Inc.	1,320	174,979
Sealed Air Corp.	3,913	145,016
Silgan Holdings, Inc.(1)	2,079	93,825
Sonoco Products Co.	2,006	115,245
TriMas Corp.	4,257	111,533
		640,598
Pharmaceuticals – 3.6%
Agios Pharmaceuticals, Inc.(1)(2)	2,546	69,837
Alfresa Holdings Corp.	3,289	56,344
AstraZeneca PLC	13,970	1,887,402
Celltrion, Inc.	961	104,625
Dechra Pharmaceuticals PLC	652	31,445
Eisai Co. Ltd.	2,340	148,805
Faes Farma SA	7,633	26,759
Genomma Lab Internacional SAB de CV	32,711	26,877
Hikma Pharmaceuticals PLC	2,436	67,570
Ironwood Pharmaceuticals, Inc.(2)	6,663	58,634
Kalbe Farma Tbk PT	196,936	23,469
Kyowa Kirin Co. Ltd.	2,619	48,041
Livzon Pharmaceutical Group, Inc. - H Shares	8,590	27,221
Medipal Holdings Corp.	3,136	53,787
Orion Oyj	1,260	51,679
Otsuka Holdings Co. Ltd.	4,911	187,083
Owens & Minor, Inc.(2)	3,433	58,018
Pacira BioSciences, Inc.(2)	698	24,639
Prestige Consumer Healthcare, Inc.(2)	697	40,656
Recordati Industria Chimica e Farmaceutica SpA	1,510	76,011
Shionogi & Co. Ltd.	3,025	133,334
Sino Biopharmaceutical Ltd.	988,137	375,509

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

12	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pharmaceuticals – 3.6% (Continued)
Takeda Pharmaceutical Co. Ltd.	37,164	$1,150,773
UCB SA	2,557	229,790
Yuhan Corp.	1,382	76,119
		5,034,427
Private Equity – 0.4%
3i Group PLC	15,757	398,033
EQT AB	2,146	43,273
Intermediate Capital Group PLC	5,548	95,083
		536,389
Real Estate – 0.5%
Anywhere Real Estate, Inc.(2)	11,136	73,052
Asset World Corp PCL	191,804	23,881
Country Garden Holdings Co. Ltd.	164,876	18,713
Daito Trust Construction Co. Ltd.	1,566	172,805
McGrath RentCorp	755	76,331
PEXA Group Ltd.(2)	3,162	23,612
REA Group Ltd.	1,974	211,049
Tokyu Fudosan Holdings Corp.	18,413	114,650
		714,093
Retail – 2.7%
B&M European Value Retail SA	17,397	127,330
Bapcor Ltd.	6,740	29,028
BGF retail Co. Ltd.	452	53,484
BJ’s Wholesale Club Holdings, Inc.(1)(2)	9,186	619,045
China Tourism Group Duty Free Corp. Ltd. - H Shares	9,544	128,158
CP ALL PCL	323,256	602,340
El Puerto de Liverpool SAB de CV	7,009	44,157
Europris ASA	12,633	71,970
Floor & Decor Holdings, Inc.(1)(2)	5,813	579,556
JB Hi-Fi Ltd.	2,788	82,464
Lojas Renner SA	8,479	27,573
MatsukiyoCocokara & Co.	946	55,720
MR DIY Group M Bhd	72,462	24,206
MSC Industrial Direct Co., Inc. - Class A	1,341	136,862
Nitori Holdings Co. Ltd.	2,239	255,605
Pan Pacific International Holdings Corp.	12,545	250,280
Pandora A/S	495	51,454
Pepco Group NV(2)	5,652	44,379
Pepkor Holdings Ltd.	158,267	136,243
Ping An Healthcare and Technology Co. Ltd.(2)	13,351	33,302
Reece Ltd.	2,296	30,335
Seria Co. Ltd.	2,061	32,532
Sugi Holdings Co. Ltd.	794	35,663
Sundrug Co. Ltd.	1,135	33,547
Topsports International Holdings Ltd.	40,405	32,873

	Shares	Value
Retail – 2.7% (Continued)
Welcia Holdings Co. Ltd.	2,323	$42,723
Zhongsheng Group Holdings Ltd.	82,240	250,650
		3,811,479
Savings & Loans – 0.1%
Northwest Bancshares, Inc.	6,398	70,378
TFS Financial Corp.	4,764	64,838
		135,216
Semiconductors – 2.0%
Ambarella, Inc.(2)	773	48,042
Amkor Technology, Inc.	1,625	45,435
ASM International NV	1,473	711,752
Cirrus Logic, Inc.(1)(2)	518	42,497
Diodes, Inc.(2)	600	49,110
Disco Corp.	456	90,035
IPG Photonics Corp.(2)	725	78,561
Lasertec Corp.	1,254	195,312
MACOM Technology Solutions Holdings, Inc.(1)(2)	676	57,162
Nordic Semiconductor ASA(2)	1,918	23,458
NXP Semiconductors NV	6,562	1,349,935
Power Integrations, Inc.(1)	623	52,344
Rambus, Inc.(1)(2)	410	23,153
Rohm Co. Ltd.	577	48,234
Silicon Laboratories, Inc.(1)(2)	285	38,435
SUMCO Corp.	2,830	37,847
		2,891,312
Software – 12.6%
ACI Worldwide, Inc.(2)	1,206	29,282
Adeia, Inc.	4,182	42,071
Adobe, Inc.(2)	3,133	1,752,412
Akamai Technologies, Inc.(2)	7,537	792,063
ANSYS, Inc.(2)	2,756	878,806
Autodesk, Inc.(1)(2)	4,412	979,199
Black Knight, Inc.(2)	1,410	106,822
Box, Inc. - Class A(1)(2)	949	25,129
Broadridge Financial Solutions, Inc.(1)	10,498	1,954,833
Cadence Design Systems, Inc.(2)	4,190	1,007,444
CommVault Systems, Inc.(2)	986	67,354
Consensus Cloud Solutions, Inc.(2)	1,450	46,298
DocuSign, Inc.(2)	1,933	97,230
Doximity, Inc. - Class A(1)(2)	871	20,765
Dynatrace, Inc.(2)	4,503	217,045
E2open Parent Holdings, Inc.(2)	10,012	48,358
Electronic Arts, Inc.	9,535	1,144,009
Evolent Health, Inc.(2)	1,907	48,648
HubSpot, Inc.(2)	402	219,701
Jack Henry & Associates, Inc.(1)	2,442	382,857

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	13

	Shares	Value
Software – 12.6% (Continued)
Kinaxis, Inc.(2)	304	$37,427
Kingsoft Corp. Ltd.	8,605	34,346
Manhattan Associates, Inc.(2)	2,877	582,938
MongoDB, Inc.(1)(2)	184	70,159
MSCI, Inc.	1,248	678,438
Nemetschek SE	345	23,867
NetEase, Inc.	19,768	412,918
Netmarble Corp.	775	25,125
New Relic, Inc.(2)	382	32,512
NextGen Healthcare, Inc.(2)	3,449	62,806
Open Text Corp.(1)	27,092	1,090,328
Progress Software Corp.(1)	673	40,945
PROS Holdings, Inc.(2)	1,965	70,465
PTC, Inc.(2)	4,369	642,986
Roper Technologies, Inc.	3,571	1,782,143
ServiceNow, Inc.(2)	1,478	870,291
Smartsheet, Inc.(2)	546	22,785
Splunk, Inc.(2)	2,936	356,019
SUSE SA(2)	1,903	32,117
Temenos AG	485	38,580
Teradata Corp.(2)	2,081	96,288
The Descartes Systems Group, Inc.(2)	1,044	78,175
Veeva Systems, Inc. - Class A(2)	3,374	704,154
WiseTech Global Ltd.	833	37,495
Workiva, Inc. - Class A(1)(2)	280	31,318
Xero Ltd.(2)	567	45,939
		17,760,890
Telecommunications – 5.7%
1&1 AG	3,115	46,386
Advanced Info Service PCL	87,922	542,333
America Movil SAB de CV(2)	784,473	764,351
Deutsche Telekom AG	94,396	2,022,625
Extreme Networks, Inc.(2)	1,285	35,273
Intouch Holdings PCL	12,923	26,848
Maxis Bhd	90,331	78,066
Orange SA	94,745	1,065,131
PCCW Ltd.	213,887	101,737
Proximus SADP(2)	5,302	40,155
SoftBank Corp.	120,349	1,380,519
Spark New Zealand Ltd.	34,284	103,603
Tele2 AB - Class B	7,892	55,742
Telefonica SA	182,975	759,417
Telekom Malaysia Bhd	57,236	62,910
Telia Co. AB	176,347	356,079
Telkom Indonesia Persero Tbk PT	1,847,941	452,582
TIM SA/Brazil	18,592	54,376
Tower Bersama Infrastructure Tbk PT	419,298	57,815
		8,005,948

	Shares	Value
Toys, Games & Hobbies – 0.0%(3)
Bandai Namco Holdings, Inc.	2,095	$48,668

Transportation – 0.8%
Cargojet, Inc.	688	48,864
Cia Sud Americana de Vapores SA	515,990	34,273
Clarkson PLC	767	26,339
Forward Air Corp.(1)	692	49,007
Hankyu Hanshin Holdings, Inc.	2,076	74,578
Heartland Express, Inc.	5,201	78,483
HMM Co. Ltd.	3,826	48,225
JD Logistics, Inc.(2)	205,465	274,067
Keisei Electric Railway Co. Ltd.	852	32,644
Knight-Swift Transportation Holdings, Inc.(1)	1,953	107,063
Kyushu Railway Co.	3,087	67,281
Odakyu Electric Railway Co. Ltd.	4,478	66,623
West Japan Railway Co.	5,120	221,702
Yamato Holdings Co. Ltd.	3,306	62,141
		1,191,290
Trucking & Leasing – 0.1%
GATX Corp.	781	92,267

Water – 0.3%
American States Water Co.	1,679	141,389
California Water Service Group	2,850	143,212
SJW Group	1,586	104,295
		388,896
Total Common Stocks (Cost $133,255,495)		141,089,870
Short-Term Investments – 0.2%
Money Market Fund – 0.2%
First American Government Obligations Fund, Class X, 5.248%(4)	247,887	247,887
Total Short-Term Investments
(Cost $247,887)		247,887
Investments Purchased with Collateral from Securities Lending – 16.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540%(4)	23,434,342	23,434,342
Total Investments Purchased with Collateral from Securities Lending
(Cost $23,434,342)		23,434,342

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

14	The accompanying notes are an integral part of these financial statements.

Shares	Value
Total Investments in Securities – 116.5%
(Cost $156,937,724)	$164,772,099

Liabilities in Excess of Other Assets – (16.5%)	(23,278,673)
Total Net Assets – 100.0%	$141,493,426

ADR American Depositary Receipt

(1)This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a value of $22,842,888 or 16.1% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

(5)The security is being fair valued by the fair valuation committee.

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	15

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2023

Assets:
Investments in securities, at value (Cost $156,937,724) (Note 2)(1)	$164,772,099
Foreign cash (Cost $4,102)	4,096
Receivables:
Dividends and interest	246,710
Securities lending income, net (Note 5)	10,932
Total assets	165,033,837

Liabilities:
Collateral received for securities loaned (Note 5)	23,434,342
Payables:
Management fees (Note 4)	106,069
Total liabilities	23,540,411
Net Assets	$141,493,426

Components of Net Assets:
Paid-in capital	$149,645,915
Total distributable (accumulated) earnings (losses)	(8,152,489)
Net assets	$141,493,426

Net Asset Value (unlimited shares authorized):
Net assets	$141,493,426
Shares of beneficial interest issued and outstanding	8,800,000
Net asset value	$16.08

(1)Includes loaned securities with a value of $22,842,888.

Adasina Social Justice All Cap Global ETF

16	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Year Ended August 31, 2023

Investment Income:
Dividend income (net of foreign withholding tax of $174,718)	$2,157,152
Securities lending income, net (Note 5)	127,302
Interest income	14,578
Total investment income	2,299,032

Expenses:
Management fees (Note 4)	1,071,916
Interest Expense	513
Total expenses	1,072,429
Net investment income (loss)	1,226,603

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,926,200)
Foreign currency transactions	(1,385)
Change in net unrealized appreciation/depreciation on:
Investments	14,347,519
Foreign currency transactions	3,032,091
Net realized and unrealized gain (loss) on investments	11,452,025
Net increase (decrease) in net assets resulting from operations	$12,678,628

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,226,603	$792,952
Net realized gain (loss)	(5,927,585)	(3,775,821
Change in net unrealized appreciation/depreciation	17,379,610	(13,826,679)
Net increase (decrease) in net assets resulting from operations	12,678,628	(16,809,548)

Distributions to Shareholders:
Net distributions to shareholders	(1,522,501)	(641,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	33,522,584	42,995,155
Total increase (decrease) in net assets	44,678,711	25,544,607

Net Assets:
Beginning of year	96,814,715	71,270,108
End of year	$141,493,426	$96,814,715

(1)Summary of share transactions is as follows:

	Year Ended August 31, 2023		Year Ended August 31, 2022(1)
	Shares	Value	Shares	Value
Shares sold	2,700,000	$41,150,580	3,600,000	$60,382,400
Shares redeemed	(500,000)	(7,629,650)	(1,000,000)	(17,393,000)
Variable fees	—	1,654	—	5,755
Net increase (decrease)	2,200,000	$33,522,584	2,600,000	$42,995,155

Adasina Social Justice All Cap Global ETF

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(1)

Net asset value, beginning of period	$14.67	$17.82	$15.00

Income from Investment Operations:
Net investment income (loss)(2)	0.16	0.15	0.10
Net realized and unrealized gain (loss) on investments(7)	1.44	(3.17)	2.79
Total from investment operations	1.60	(3.02)	2.89

Less Distributions:
From net investment income	(0.19)	(0.13)	(0.07)
Total distributions	(0.19)	(0.13)	(0.07)

Net asset value, end of year/period	$16.08	$14.67	$17.82
Total return(3)	10.99%	(17.06)%	19.24	%(4)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$141.5	$96.8	$71.3
Portfolio turnover rate(5)	108%	85%	81	%(4)
Ratio of expenses to average net assets	0.89%	0.89%	0.89	%(6)
Ratio of net investment income (loss) to average net assets	1.02%	0.93%	0.80	%(6)

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(4)Not annualized.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

(7)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023

NOTE 1 – ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value policy will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Adasina Social Justice All Cap Global ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$141,089,870	$—	$0	$141,089,870
Short-Term Investments	—	247,887	—	—	247,887
Investments Purchased With Collateral From Securities Lending(2)	23,434,342	—	—	—	23,434,342
Total Investments in Securities	$23,434,342	$141,337,757	$—	$0	$164,772,099

Common Stocks
Balance as of August 31, 2022	$0
Accrued discounts/premiums	—
Realized gain (loss)	(5,096)
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	(5,448)
Corporate Actions	10,544
Transfer into and/or out of Level 3	—
Balance as of August 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2023	$0

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

• In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

•In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06).ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022.ASU 2022-06 extends the effective period through December 31, 2024.The Fund is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

K.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2023, the following adjustments were made:

Paid-In Capital	Total Distributable (Accumulated) Earnings (Losses)
$2,537,328	$(2,537,328)

During the year ended August 31, 2023, the Fund realized $2,884,315 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital.

L.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

F.Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted.

G.Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

H.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

I.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of August 31, 2023, 22.7% of the Fund’s net assets were invested in the consumer, non-cyclical sector.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

J.Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

K.Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on proprietary (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable for the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management fees for the year ended August 31, 2023 are disclosed in the Statement of Operations.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2023, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$22,842,888	$23,434,342	16.1%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2023, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, in-kind transactions and U.S. government securities were $132,519,703 and $130,167,520, respectively.

For the year ended August 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2023, in-kind transactions associated with creations and redemptions for the Fund were $38,513,034 and $7,650,924, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the years ending August 31, 2023 and August 31, 2022 were as follows:

Distributions paid from:	August 31, 2023	August 31, 2022
Ordinary income	$1,522,501	$641,000

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

As of August 31, 2023, the distributable (accumulated) earnings (losses) on a tax basis were as follows:

Cost of investments(1)	$157,980,244
Gross tax unrealized appreciation	12,847,686
Gross tax unrealized depreciation	(6,055,273)
Net tax unrealized appreciation (depreciation)	6,792,413
Undistributed ordinary income (loss)	476,699
Undistributed long-term capital gain (loss)	—
Total distributable earnings	476,699
Other accumulated gain (loss)	(15,421,601)
Total accumulated gain (loss)	$(8,152,489)

(1)The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2023, the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal year ended August 31, 2023, the Fund had short-term and long-term capital loss carryovers of $(10,017,638) and $(5,403,963), respectively, which do not expire.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended August 31, 2023, are as follows for the Fund:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	607,000
Average daily loan outstanding when in use	560,500
Credit facility outstanding as of August 31, 2023	—
Average interest rate, when in use	8.25%
Interest rate terms	Prime
Interest rate as of August 31, 2023	8.50%
Expiration date	June 26, 2024

Interest expense incurred for the year ended August 31, 2023, is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $9,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser,

27

Adasina Social Justice All Cap Global ETF

has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

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Adasina Social Justice All Cap Global ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Adasina Social Justice All Cap Global ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of August 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period December 8, 2020 (commencement of operations) to August 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the two years then ended and the period December 8, 2020 to August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2023

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Adasina Social Justice All Cap Global ETF

EXPENSE EXAMPLE For the Six-Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2023 to August 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period March 1, 2023 – August 31, 2023(1)
Actual	$1,000.00	$1,035.30	$4.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.72	$4.53

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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Adasina Social Justice All Cap Global ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Adasina Social Justice All Cap Global ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as an In-Kind ETF (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

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Adasina Social Justice All Cap Global ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	42	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	42	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	42	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) Born: 1973	President, Principal Executive Officer, Interested Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee and Chairman since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	42

Trustee, Tidal Trust II (30 series) (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios

(27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

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Adasina Social Justice All Cap Global ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Head of Fund Administration (since 2023), Fund Administration Manager, Tidal ETF Services LLC (2022 to 2023); Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019)

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).	Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

(3)The Trust, as of the date of this shareholder report, offered for sale to the public 36 of the 42 funds registered with the SEC.

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Adasina Social Justice All Cap Global ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Adasina Social Justice All Cap Global ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2023, was as follows:

Adasina Social Justice All Cap Global ETF	55.25%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2023, was as follows:

Adasina Social Justice All Cap Global ETF	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 08/31/2023	FYE 08/31/2022
Audit Fees	$13,125	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 08/31/2023	FYE 08/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 08/31/2023	FYE 08/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 9, 2023

* Print the name and title of each signing officer under his or her signature.